Related Party Transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Total	$ 909,651	$ 328,567
Linsun Smart Technology Co Ltd [Member]
Total	72,987	185,126
Dogness Network Technology Co Ltd [Member]
Total	$ 836,664	$ 143,441